Basis of Presentation	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States requires management to make estimates and assumptions that affect reported and contingent amounts of assets and liabilities as of the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The accompanying unaudited consolidated financial statements of National Oilwell Varco, Inc. (“NOV” or the “Company”) present information in accordance with GAAP in the United States for interim financial information and the instructions to Form 10-Q and applicable rules of Regulation S-X. They do not include all information or footnotes required by GAAP in the United States for complete consolidated financial statements and should be read in conjunction with our 2013 Annual Report on Form 10-K.

In our opinion, the consolidated financial statements include all adjustments, all of which are of a normal recurring nature, necessary for a fair presentation of the results for the interim periods. The results of operations for the three months ended March 31, 2014 are not necessarily indicative of the results to be expected for the full year.

On May 30, 2014, the Company completed the spin-off of its distribution business into an independent public company named NOW Inc. In conjunction with the spin-off of NOW Inc. the Company reviewed its reporting and management structure, and effective April 1, 2014, reorganized the Rig Technology, Petroleum Services & Supplies and remaining operations of Distribution & Transmission reporting segments into four new reporting segments. The new reporting segments are Rig Systems, Rig Aftermarket, Wellbore Technologies and Completion & Production Solutions.

As a result of these changes, the Consolidated Financial Statements have been revised to reflect the spin-off of NOW Inc. as discontinued operations. In addition, Note 1 and Note 6 to the Consolidated Financial Statements have been revised to reflect the spin-off off of NOW Inc., as discontinued operations as well as to recast the financial information to reflect the new reporting segments. Note 8, Note 9, Note 11 and Note 15 have been revised to reflect the spin-off of NOW Inc., as discontinued operations only.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, receivables, and payables approximated fair value because of the relatively short maturity of these instruments. Cash equivalents include only those investments having a maturity date of three months or less at the time of purchase. See Note 7 for the fair value of long-term debt and Note 10 for the fair value of derivative financial instruments.